Leases Disclosure of Maturity Analysis of Capitalised Leases (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 522	R 583
– 12 months
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	208	270
Between one and five years
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	168	182
- Five years and more
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 146	R 131